Summary of Significant Accounting Policies Fiscal Year (Policies)	12 Months Ended
Dec. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fiscal Period, Policy [Policy Text Block]
Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal year 2013, 2012 and 2011 consisted of 52 weeks and ended on December 28, 2013, December 29, 2012 and December 31, 2011, respectively.